UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 12/31/2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley Phelps Investment Managers
Address: 1420 5th Avenue
         Suite 3200
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Lisa Guzman
Title:     Chief Compliance Officer
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Lisa Guzman   Seattle, WA   February 10, 2011


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   117

Form 13F Information Table Value Total:   671159

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                                              88579y101     4761    55172 SH       Sole                    55172
Amazon.com                                      023135106     6697    37206 SH       Sole                    37206
American Tower                                  029912201     6178   119627 SH       Sole                   119627
Apple                                           037833100    14147    43860 SH       Sole                    43860
Avon Products                                   054303102     5376   184996 SH       Sole                   184996
Becton Dickinson                                075887109     8142    96334 SH       Sole                    96334
Berkshire Hathaway A                            084670108      281        2 SH       Sole                        2
Berkshire Hathaway B                            084670702      202     2525 SH       Sole                     2525
BlackRock                                       09247x101     6086    31934 SH       Sole                    31934
Boeing                                          097023105     5747    88059 SH       Sole                    88059
CarMax                                          143130102     7977   250214 SH       Sole                   250214
Cisco Systems                                   17275r102     6291   310989 SH       Sole                   310989
Cognizant Tech Solutions                        192446102    12654   172659 SH       Sole                   172659
Costco Wholesale                                22160k105     9127   126398 SH       Sole                   126398
CVS Caremark                                    126650100     5858   168486 SH       Sole                   168486
Ecolab                                          278865100     6832   135496 SH       Sole                   135496
EMC                                             268648102     4678   204288 SH       Sole                   204288
Exxon Mobil                                     30231g102     9597   131250 SH       Sole                   131250
Fresenius Medical Care                          358029106     5381    93283 SH       Sole                    93283
Google                                          38259p508     8456    14236 SH       Sole                    14236
IBM                                             459200101     7609    51849 SH       Sole                    51849
iShares Russell 1000 Growth In                  464287614      374     6525 SH       Sole                     6525
Kohl's                                          500255104     4812    88545 SH       Sole                    88545
Medtronic                                       585055106      241     6491 SH       Sole                     6491
Microsoft                                       594918104     7560   270888 SH       Sole                   270888
Novartis                                        66987v109     6499   110243 SH       Sole                   110243
Oracle                                          68389x105    10923   348972 SH       Sole                   348972
PACCAR                                          693718108     6103   106428 SH       Sole                   106428
PepsiCo                                         713448108     8016   122697 SH       Sole                   122697
Praxair                                         74005p104     9605   100604 SH       Sole                   100604
Qualcomm                                        747525103     9448   190914 SH       Sole                   190914
Quest Diagnostics                               74834l100     6891   127673 SH       Sole                   127673
Schlumberger                                    806857108     8701   104201 SH       Sole                   104201
Starbucks                                       855244109      538    16730 SH       Sole                    16730
Stericycle                                      858912108     8797   108713 SH       Sole                   108713
Sysco                                           871829107     5112   173893 SH       Sole                   173893
Teva Pharmaceutical Industries                  881624209     6244   119782 SH       Sole                   119782
United Technologies                             913017109     8607   109331 SH       Sole                   109331
VISA Class A                                    92826c839     5730    81414 SH       Sole                    81414
Western Union                                   959802109     6399   344614 SH       Sole                   344614
YUM! Brands                                     988498101     8471   172703 SH       Sole                   172703
Albemarle                                       012653101     5935   106408 SH       Sole                   106408
Anheuser-Busch Inbev ADR                        03524a108     3643    63819 SH       Sole                    63819
Baker Hughes                                    057224107     5672    99220 SH       Sole                    99220
Bank of America                                 060505104     3962   297024 SH       Sole                   297024
Bank of New York Mellon                         064058100     4317   142942 SH       Sole                   142942
Chevron                                         166764100     8960    98197 SH       Sole                    98197
Covidien Ltd                                    g2554f105     5207   114048 SH       Sole                   114048
Edison International                            281020107     3911   101323 SH       Sole                   101323
Emerson Electric                                291011104     5393    94324 SH       Sole                    94324
EOG Resources                                   26875p101     1306    14291 SH       Sole                    14291
Fidelity National Info Service                  31620m106     3569   130321 SH       Sole                   130321
FirstEnergy                                     337932107     2957    79889 SH       Sole                    79889
General Electric                                369604103     6009   328530 SH       Sole                   328530
General Mills                                   370334104     6559   184286 SH       Sole                   184286
Goldman Sachs Group                             38141g104     4555    27087 SH       Sole                    27087
Hewlett-Packard                                 428236103     4371   103833 SH       Sole                   103833
Home Depot                                      437076102     6287   179329 SH       Sole                   179329
Intel                                           458140100     5012   238319 SH       Sole                   238319
iShares Russell 1000 Value Ind                  464287598      330     5080 SH       Sole                     5080
John Deere                                      244199105     7163    86246 SH       Sole                    86246
Johnson & Johnson                               478160104     4471    72282 SH       Sole                    72282
Johnson Controls                                478366107     4870   127496 SH       Sole                   127496
JPMorgan Chase                                  46625h100     6500   153224 SH       Sole                   153224
Kraft Foods                                     50075n104     6985   221688 SH       Sole                   221688
Marathon Oil                                    565849106     5110   137983 SH       Sole                   137983
Marsh & McLennan                                571748102     5710   208858 SH       Sole                   208858
McDonald's                                      580135101     6218    81010 SH       Sole                    81010
MetLife                                         59156r108     7992   179846 SH       Sole                   179846
Morgan Stanley                                  617446448     3439   126395 SH       Sole                   126395
National Oilwell Varco                          637071101     7238   107621 SH       Sole                   107621
Norfolk Southern                                655844108     5129    81646 SH       Sole                    81646
Occidental Petroleum                            674599105     4446    45318 SH       Sole                    45318
Pfizer                                          717081103     5627   321350 SH       Sole                   321350
Procter & Gamble                                742718109      418     6492 SH       Sole                     6492
Raytheon                                        755111507     3734    80589 SH       Sole                    80589
Thermo Fisher Scientific                        883556102     6065   109549 SH       Sole                   109549
Time Warner                                     887317303     4176   129812 SH       Sole                   129812
Verizon Communications                          92343v104     8186   228785 SH       Sole                   228785
Wells Fargo                                     949746101     6096   196701 SH       Sole                   196701
Wisconsin Energy                                976657106     3640    61839 SH       Sole                    61839
iShares Russell 2000 Fund ETF                   464287655     3200    40905 SH       Sole                    40905
iShares Russell Midcap Growth                   464287481      626    11055 SH       Sole                    11055
iShares Russell Midcap Index                    464287499     4103    40328 SH       Sole                    40328
iShares Russell Midcap Value                    464287473      608    13515 SH       Sole                    13515
iShares S&P MidCap 400 Index E                  464287507    16561   182611 SH       Sole                   182611
iShares S&P SmlCap 600 Growth                   464287887     4802    66150 SH       Sole                    66150
PowerShares FTSE RAFI US 1500                   73935x567     9648   149644 SH       Sole                   149644
iShares MSCI EAFE Index ETF                     464287465    35962   617697 SH       Sole                   617697
iShares MSCI Pacific Ex Japan                   464286665    19773   420880 SH       Sole                   420880
PowerShares Emerg Markets Infr                  73937b209     5334    99479 SH       Sole                    99479
SPDR S&P Emerging Asia Pacific                  78463x301     2673    31542 SH       Sole                    31542
SPDR S&P Emerging Latin Americ                  78463x707     1782    19856 SH       Sole                    19856
Vanguard Emerg Markets Index E                  922042858    21932   455521 SH       Sole                   455521
Vanguard FTSE All-World Ex-US                   922042775      638    13360 SH       Sole                    13360
Vanguard FTSE All World ex-US                   922042718    10191   102303 SH       Sole                   102303
11808, Inc. - CERT                              751488107        0    27920 SH       Sole                    27920
3M                                              88579y101      252     2925 SH       Sole                     2925
Abbott Labs                                     002824100      291     6080 SH       Sole                     6080
Atel Cap Equip Fund VII                         00207u104        5    10000 SH       Sole                    10000
Berkshire Hathaway A                            084670108      482        4 SH       Sole                        4
Colgate-Palmolive                               194162103      415     5166 SH       Sole                     5166
Elements Rogers Total Return C                  870297801    23955  2592497 SH       Sole                  2592497
Exxon Mobil                                     30231g102      230     3139 SH       Sole                     3139
Gilead Sciences                                 375558103     3436    94802 SH       Sole                    94802
iPath Dow Jones - UBS Commdty                   06738c778    15827   322203 SH       Sole                   322203
iShares Barclays Aggregate Bon                  464287226     1055     9975 SH       Sole                     9975
iShares Barclays Interm Govt/C                  452553308     2508    23247 SH       Sole                    23247
iShares Barclays U.S. TIPS Fun                  464287176      740     6879 SH       Sole                     6879
Kimberly-Clark                                  494368103      338     5363 SH       Sole                     5363
Microsoft                                       594918104      238     8545 SH       Sole                     8545
PepsiCo                                         713448108      219     3350 SH       Sole                     3350
S&P 500 Depository Receipt (SP                  78462f103     1552    12345 SH       Sole                    12345
streetTRACKS Gold Trust                         78463v107      764     5505 SH       Sole                     5505
U.S. Bancorp                                    902973304      254     9425 SH       Sole                     9425
United Parcel Service                           911312106     7660   105536 SH       Sole                   105536
Vanguard Total Mkt Viper                        922908769      789    12144 SH       Sole                    12144